Adoption of New IFRS Pronouncements - Reconciliation of Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Adoption Of New IFRS Pronouncements [Line Items]
Future aggregate minimum lease payments under operating leases		$ 439
Recognition exemptions and other		(2)
Undiscounted minimum lease payments:	$ 1,140	437
Effect of discounting at the incremental borrowing rate		(95)
Total lease liabilities as at January 1, 2019	$ 672	680	$ 338
Finance Lease Liabilities		338	$ 338
IFRS 16
Adoption Of New IFRS Pronouncements [Line Items]
Total lease liabilities as at January 1, 2019		$ 342